Form N-1A Cover	Jan. 30, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Miller Investment Trust
Document Effective Date	Jan. 30, 2026
Entity Central Index Key	0001414039
Document Creation Date	Jan. 30, 2026
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 30, 2026
Prospectus Date	Jan. 30, 2026